Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
14 — Debt
As of the indicated dates, the principal amount of Hagerty’s debt consisted of the following:

	December 31,
	2021	2020
	in thousands
Credit Facility	$135,500	$68,000
Note payable	1,000	2,000

Total debt outstanding	$136,500	$70,000

Less: current portion	(1,000)	(1,000)

Total long-term debt outstanding	$135,500	$69,000

Aggregate annual maturities of long-term debt at December 31, 2021 are as follows (in thousands):

Year ending December 31,
2022	$1,000
2023	—
2024	—
2025	—
2026	135,500

Total	$136,500

Credit Facility
— In October 2021, the Company entered into a Third Amendment to Amended and Restated Credit Agreement (“Credit Agreement”), which amended the terms of its revolving credit facility (“Credit Facility”) with JPMorgan Chase Bank, N.A., as administrative agent, and the other financial institutions party thereto from time to time as lenders.
The aggregate amount of commitments available to the Company under the Credit Facility is $230.0 million. The Credit Agreement also provides for an uncommitted incremental facility under which the Company may request one or more increases in the amount of the commitments available under the Credit Facility in an aggregate amount not to exceed $50.0 million. Additionally, the Credit Agreement also provides for the issuance of letters of credit and the making of discretionary swing line loans, with sublimits of $25.0 million and $3.0 million, respectively, or lesser amounts in the event the available aggregate commitments are less than such sublimits.
The current term of the Credit Agreement expires in October 2026 and may be extended by one year on an annual basis if agreed to by the Company and the lenders party thereto. Any unpaid balance on the Credit Facility is due at maturity.
The Company may elect that borrowings made under the Credit Facility bear interest at a rate per annum equal to either (i) a base rate equal to the greatest of (a) the prime rate published by the
Wall Street Journal
, (b) the greater of (1) the federal funds effective rate and (2) the overnight bank funding rate, in either case, plus 0.5%, and (c) a one-month
adjusted LIBOR plus 1.0% or (ii) an adjusted LIBOR rate equal to the LIBOR multiplied by the statutory reserve rate, plus, in either case, an applicable margin based on a leverage ratio calculated based on the Company’s financial statements for its four most recent fiscal quarters. The effective borrowing rate was 1.61% and 2.48% as of December 31, 2021 and 2020, respectively.
The Credit Facility borrowings are collateralized by Company assets, except for the assets of the Company’s U.K., Bermuda and German subsidiaries as well as the assets of the Hagerty Events, LLC and the non-wholly
owned subsidiaries of MHH.
Under the Credit Agreement, the Company is required, among other things, to meet certain financial covenants (as defined in the Credit Agreement), including a fixed charge coverage ratio and a leverage ratio. As of December 31, 2021 and 2020, the Company was in compliance with the covenants under the Credit Agreement.
The Credit Facility includes a provision for determining a LIBOR successor rate in the event LIBOR reference rates are no longer available. The alternative benchmark replacement rate is the Secured Overnight Financing Rate (“SOFR”). In addition, the facility includes a provision for determining a SOFR successor rate in the event SOFR reference rates are no longer available. If no SOFR successor rate has been determined, the rate will be based on the higher of the Prime Rate or the federal funds rate plus a fixed margin.
Note Payable
— The Company has a note payable related to a business combination for the future purchase installment payments. The note is paid in two equal installments, $1.0 million of which was paid in 2021, and interest is calculated at a fixed rate of 3.25%. The note payable expires March 1, 2022 at which time the second installment is due.
Letters of Credit
— The Company authorized two letters of credit for a total of $10.8 million for operational purposes related to Section 953(d) tax structuring election and lease down payment support.